EQUITY ADVANTAGE VUL
Flexible Premium
Variable Life Insurance Policies
Issued by
Brighthouse Variable Life Account A of
Brighthouse Life Insurance Company
Updating Summary Prospectus
April 29, 2022
This Summary Prospectus summarizes key features of the Equity Advantage VUL flexible premium life insurance policy (the “Policy”).
The prospectus for the Policy contains more information about the Policy’s features, benefits, and risks. You can find the current prospectus and other information about the Policy online at https://dfinview.com/BHF/TAHD/BHF204. You can also obtain this information at no cost by calling (800) 882-1292 or by sending an email request to rcg@brighthousefinancial.com.
Additional information about certain investment products, including variable life insurance, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Glossary
Attained Age.     The insured’s age plus the number of completed Policy years.
Base Policy.    The Policy without riders.
Cash Surrender Value.    The amount you receive if you surrender the Policy. It is equal to the Policy’s Cash Value reduced by any surrender charge that would apply on surrender and by any outstanding Policy loan and accrued interest.
Cash Value.    A Policy’s Cash Value includes the amount of its cash value held in the Separate Account, the amount held in the Fixed Account, if there is an outstanding Policy loan, the amount of its cash value held in the Loan Account, and any amount held in the EDCA account.
Fixed Account.    The Fixed Account is a part of our general account to which you may allocate net premiums. It provides guarantees of principal and interest.
Investment Division.    A sub-account of the Separate Account that invests in shares of an open-ended management investment company or other pools of investment assets.
Monthly Deduction.     The amount deducted from the Policy’s Cash Value on the first day of each Policy month, consisting of a Policy charge, a coverage expense charge, a mortality and expense risk charge, a cost of insurance charge and charges for any optional rider benefits.
Net Cash Value.    The Policy’s Cash Value less any outstanding loans and accrued loan interest.
Portfolios .    The mutual fund portfolios available under your Policy.
Premiums .     Premiums include all payments under the Policy, whether a Planned Premium or an unscheduled payment.
Separate Account.    Brighthouse Variable Life Account A, a Separate Account established by BLIC to receive and invest premiums paid under the Policies and certain other variable life insurance policies, and to provide variable benefits.
Target Premium.      We use the Target Premium to determine the amount of mortality and expense risk charge imposed on the Separate Account and the amount of sales charge imposed on premium payments. The Target Premium varies by issue age, sex (except for unisex Policies), smoking status and any flat extras and substandard rating of the insured, and the Policy’s base face amount, with additional amounts for most riders.
Updated Information You Should Consider About the Policy
The information in this Updating Summary Prospectus is a summary of certain Policy features that have changed since the Updating Summary Prospectus dated April 30, 2021. This may not reflect all of the changes that have occurred since you purchased your Policy.

Effective September 7, 2021, the Designated Office for communications and payments changed. The new contact information is as follows:
Premium Payments	BLIC P.O. Box 956067 St. Louis, MO 63195-6067
Death Claims	BLIC P.O. Box 305074 Nashville, TN 37230-5074 Phone: (800) 882-1292 Or Fax to: Claims (877) 245-8163
All Other Policy Transactions and Inquiries	BLIC P.O. Box 305075 Nashville, TN 37230-5075 Phone: (800) 882-1292 Monday through Friday, 8:30AM to 6:30PM Eastern Time Or Fax to: Policyholder Services (877) 246-8424
Changes Affecting the Portfolios
Portfolio Name Changes. Certain Portfolios were subject to a name change. The chart below identifies the former name and the new name of each of these Portfolios.
Former Name	New Name
Brighthouse Funds Trust I	Brighthouse Funds Trust I
AQR Global Risk Balanced Portfolio	PanAgora Global Diversified Risk Portfolio II
PanAgora Global Diversified Risk Portfolio II	PanAgora Global Diversified Risk Portfolio
Brighthouse Funds Trust I	Brighthouse Funds Trust I
Brighthouse/Aberdeen Emerging Markets Equity Portfolio	Brighthouse/abrdn Emerging Markets Equity Portfolio
Brighthouse Funds Trust I	Brighthouse Funds Trust I
Clarion Global Real Estate Portfolio	CBRE Global Real Estate Portfolio
Portfolio Merger. A certain Portfolio was merged with and into another Portfolio .
Prior to the opening of business on May 2, 2022, the PanAgora Global Diversified Risk Portfolio of Brighthouse Funds Trust I merged with and into the PanAgora Global Diversified Risk Portfolio II (formerly AQR Global Risk Balanced Portfolio) of Brighthouse Funds Trust I. Additionally, the PanAgora Global Diversified Risk Portfolio II was renamed the PanAgora Global Diversified Risk Portfolio.

IMPORTANT INFORMATION YOU SHOULD CONSIDER about the policy
	Fees and Expenses			Location in Prospectus
Charges for Early Withdrawals	If, during the first ten Policy years, or during the first ten Policy years following a face amount increase, you surrender or lapse your Policy, reduce the face amount, or make a partial withdrawal or change in death benefit option that reduces the face amount, then we will deduct a surrender charge from the Cash Value.
	The maximum surrender charge will not be greater than 3.825% of the Base Policy’s face amount. For example, if your Policy had a Base Policy face amount of $100,000 and you surrendered the Policy in Policy year 1, you could pay a surrender charge of up to $3,825.00.			Charges – Surrender Charge Fee Tables
Transaction Charges	In addition to surrender charges, you also may be charged for other transactions. These charges include a sales charge and/or state and federal premium tax with respect to Premium payments; an administrative charge for partial withdrawals; a transfer charge on your transfer of Cash Value among the Investment Divisions and to and from the Fixed Account; and an Illustration of Benefits Charge upon provision to you of each illustration in excess of one per year.			Charges – Sales Charge; Premium Tax Charge; Transfer Charge; Illustrations of Benefits Charge; Partial Withdrawal Charge Fee Tables
Ongoing Fees and Expenses (annual charges)	In addition to surrender charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including a cost of insurance charge; a Policy charge; a mortality and expense risk charge; a coverage expense charge; loan interest spread; and charges for various riders offered along with the Policy. Certain of those ongoing charges vary in amount depending on the insured’s age, risk class, and (except for unisex Policies) sex. You should view the Policy specifications page of your Policy for the specific charges applicable to your Policy.

You will also bear expenses associated with the Portfolios under the Policy, as shown in the following table:	Charges – Policy Charge; Coverage Expenses Charge; Monthly Charges for the Cost of Insurance; Mortality and Expense Risk Charge; Loan Interest Spread; Optional Benefit Charges; Portfolio Expenses

Fee Tables
	Annual Fee	Minimum	Maximum
	Investment options (Portfolio fees and expenses)	0.27%	1.11%
RISKS
Risk of Loss	You can lose money by investing in the Policy.			Principal Risks of Investing in the Policy
Not a Short-Term Investment	The Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. If you make a premature withdrawal of cash from your Policy, you may incur various costs (e.g., a surrender charge) and also possible Federal income tax.			Principal Risks of Investing in the Policy Charges

RISKS
Risks Associated with Investment Options	An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Policy (e.g., the Portfolios ). Each investment option, including the Fixed Account, will have its own unique risks, and you should review these investment options before making an investment decision.	The Company, The Separate Account and The Portfolios - the Portfolios
Insurance Company Risks	An investment in the Policy is subject to the risks related to BLIC, including that any obligations (including obligations related to amounts invested in the Fixed Account), guarantees, or benefits are subject to BLIC’s claims-paying ability. More information about BLIC, including its financial strength ratings, is available upon request by calling (888) 243-1968.	The Company, The Separate Account and The Portfolios - the Company; the Separate Account
Contract Lapse	In general, in any month that your Policy’s Cash Surrender Value is not large enough to cover the Monthly Deduction (i.e., the amount we deduct on the first day of each Policy month for charges such as the Policy charge), your Policy will be in default, and may lapse. Your Policy’s Cash Surrender Value can be impacted by poor investment performance of the Portfolios you select. Your Policy may also lapse if Policy loans plus accrued interest exceed the Policy’s Cash Value less the surrender charge. Additionally, insufficient Premium payments, withdrawals and policy charges (including increases in those charges) could cause the Policy to lapse and you will no longer have insurance coverage. If your Policy has lapsed, in most states you may reinstate it within three years after the date of lapse if the insured has not reached Attained Age 121. In North Carolina and Missouri, you may reinstate your Policy within five years after the date of lapse. Reinstatement in all cases requires payment of certain charges described in the Policy and usually requires evidence of insurability that is satisfactory to us. Death benefits will not be paid if the Policy has lapsed.	Lapse and Reinstatement
Restrictions
Investments	Availability of Portfolios. We reserve the right to close or substitute a Portfolio or limit its availability to subsequent Premium payments and/or transfers of Cash Value.
	Transfers. We may limit the number of transfers among the Investment Divisions and the Fixed Account to no more than four per Policy year. We may impose a processing charge of $25 for each transfer. We may also impose restrictions on frequent transfers. We are not currently imposing the maximum limit on transfers and withdrawals from the Fixed Account, but we reserve the right to do so.	The Company, The Separate Account and The Portfolios Charges - Transfer Charge
Optional Benefits	Various optional benefits may be available in the form of a rider to your Policy. Not all of these riders may be available to you. In general, supplemental insurance benefits may be (i) available only to insureds within certain age ranges and/or who meet certain criteria (e.g., terminal illness) (ii) subject to minimum and/or maximum specified amounts, and (iii) subject to certain termination conditions. We may stop offering an optional benefit at any time.	Other Benefits Available Under the Policy
Taxes
Tax Implications	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy. Please note that there is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan. Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.	Tax Considerations

Conflict of Interest
Investment Professional Compensation	All firms selling the Policy receive commissions. The portion of the commission payments that selling firms pass on to their sales representatives is determined in accordance with their internal compensation programs. A selling firm, or a sales representative of a selling firm, may receive different compensation for selling one product over another and may have a financial incentive to offer or recommend the Policy over another investment. Apart from the payment of commissions, selling firms may receive additional compensation, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees.	Distribution of the Policies
Exchanges	In general, sales representatives may have a financial incentive to offer you a new insurance policy in place of the policy you already own. You should exchange your Policy only if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing Policy.	Distribution of the Policies

APPENDIX B
PORTFOLIOS AVAILABLE UNDER THE POLICY
The following is a list of Portfolios available under the Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/BHF/TAHD/BHF204. You can also request this information at no cost by calling our TeleService Center at 1-800-882-1292 or by sending an email request to rcg@brighthousefinancial.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	American Funds Global Small Capitalization Fund — Class 2# Capital Research and Management CompanySM	0.90%	6.74%	15.45%	12.51%
Seeks growth of capital.	American Funds Growth Fund — Class 2 Capital Research and Management CompanySM	0.60%	21.97%	25.43%	19.71%
Seeks long-term growth of capital and income.	American Funds Growth-Income Fund — Class 2 Capital Research and Management CompanySM	0.54%	24.10%	16.39%	15.42%
Seeks as high a level of current income as is consistent with the preservation of capital.	American Funds The Bond Fund of America — Class 2# Capital Research and Management CompanySM	0.45%	-0.31%	4.25%	3.27%
Seeks capital appreciation and current income.	AB Global Dynamic Allocation Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P.	0.88%	9.28%	7.67%	7.07%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	American Funds® Balanced Allocation Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.67%	12.55%	11.96%	10.55%
Seeks growth of capital.	American Funds® Growth Allocation Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.71%	16.21%	14.23%	12.68%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	American Funds® Moderate Allocation Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.64%	9.98%	9.79%	8.67%
Seeks capital appreciation and current income.	BlackRock Global Tactical Strategies Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.	0.93%	9.79%	7.76%	6.81%
Seeks growth of capital.	Brighthouse Asset Allocation 100 Portfolio — Class A‡ Brighthouse Investment Advisers, LLC	0.72%	18.34%	14.91%	13.15%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Balanced Plus Portfolio — Class B* Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: Pacific Investment Management Company LLC	0.89%	7.54%	10.39%	9.22%
Seeks capital appreciation.	Brighthouse/abrdn Emerging Markets Equity Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited	0.90%	-4.81%	10.23%	5.27%
Seeks current income with capital appreciation and growth of income.	Brighthouse/Templeton International Bond Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.	0.69%	-4.69%	-1.50%	0.58%
Seeks long-term capital appreciation.	Brighthouse/Wellington Large Cap Research Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.53%	24.38%	18.14%	16.33%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	CBRE Global Real Estate Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.62%	34.70%	10.29%	9.28%
Seeks long-term capital appreciation.	Harris Oakmark International Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.76%	8.66%	7.35%	9.00%
Seeks total return.	Invesco Balanced-Risk Allocation Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.92%	9.69%	7.47%	—
Seeks capital appreciation.	Invesco Global Equity Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.57%	15.76%	18.44%	14.46%
Seeks long-term growth of capital.	Invesco Small Cap Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.80%	7.12%	19.19%	16.92%
Seeks capital appreciation and current income.	JPMorgan Global Active Allocation Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.97%	9.64%	9.27%	—
Seeks long-term capital growth.	JPMorgan Small Cap Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.75%	33.01%	8.60%	11.45%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks high total investment return through a combination of capital appreciation and income.	Loomis Sayles Global Allocation Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.77%	14.57%	14.54%	11.61%
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.56%	18.66%	16.59%	15.99%
Seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.	MetLife Multi-Index Targeted Risk Portfolio — Class B* Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: MetLife Investment Advisors, LLC	0.64%	9.72%	8.82%	—
Seeks capital appreciation.	MFS ® Research International Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.64%	11.98%	12.58%	8.72%
Seeks capital appreciation.	Morgan Stanley Discovery Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	0.62%	-10.54%	37.65%	20.90%
Seeks total return.	PanAgora Global Diversified Risk Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadviser: PanAgora Asset Management, Inc.	1.09%	6.39%	8.60%	—

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks maximum real return, consistent with preservation of capital and prudent investment management.	PIMCO Inflation Protected Bond Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.53%	5.61%	5.42%	3.16%
Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	PIMCO Total Return Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.47%	-1.13%	4.15%	3.58%
Seeks capital appreciation and current income.	Schroders Global Multi-Asset Portfolio — Class B#* Brighthouse Investment Advisers, LLC Subadvisers: Schroder Investment Management North America Inc.; Schroder Investment Management North America Limited	0.92%	11.42%	7.43%	—
Seeks growth of capital and income.	SSGA Growth and Income ETF Portfolio — Class A‡ Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.51%	13.61%	10.31%	8.75%
Seeks growth of capital.	SSGA Growth ETF Portfolio — Class A‡ Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.54%	17.88%	12.01%	10.31%
Seeks long-term growth of capital.	T. Rowe Price Mid Cap Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.70%	15.15%	18.19%	16.57%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks high total return by investing in equity securities of mid-sized companies.	Victory Sycamore Mid Cap Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.	0.59%	32.13%	12.75%	12.26%
Seeks long-term growth of capital.	Baillie Gifford International Stock Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	0.71%	-0.76%	13.35%	9.97%
Seeks a competitive total return primarily from investing in fixed-income securities.	BlackRock Bond Income Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.37%	-0.43%	4.26%	3.86%
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.62%	21.20%	25.45%	18.64%
Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Asset Allocation 20 Portfolio — Class A#‡ Brighthouse Investment Advisers, LLC	0.60%	4.01%	6.00%	5.30%
Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Asset Allocation 40 Portfolio — Class A‡ Brighthouse Investment Advisers, LLC	0.60%	7.68%	8.12%	7.37%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Asset Allocation 60 Portfolio — Class A‡ Brighthouse Investment Advisers, LLC	0.63%	11.17%	10.45%	9.47%
Seeks growth of capital.	Brighthouse Asset Allocation 80 Portfolio — Class A‡ Brighthouse Investment Advisers, LLC	0.67%	14.87%	12.89%	11.54%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks long-term capital growth.	Brighthouse/Artisan Mid Cap Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	0.75%	26.91%	10.32%	11.00%
Seeks long-term capital appreciation with some current income.	Brighthouse/Wellington Balanced Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.51%	14.02%	12.84%	11.64%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.60%	24.43%	16.62%	14.75%
Seeks maximum capital appreciation.	Frontier Mid Cap Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.70%	14.68%	18.90%	15.49%
Seeks long-term growth of capital.	Jennison Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.53%	17.17%	27.45%	20.50%
Seeks long-term capital growth from investments in common stocks or other equity securities.	Loomis Sayles Small Cap Core Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.87%	21.95%	11.95%	13.23%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks long-term capital growth.	Loomis Sayles Small Cap Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.86%	10.00%	19.09%	15.79%
Seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index.	MetLife Aggregate Bond Index Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LCC	0.27%	-1.93%	3.32%	2.64%
Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	MetLife Mid Cap Stock Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LCC	0.29%	24.40%	12.81%	13.93%
Seeks to track the performance of the MSCI EAFE® Index.	MetLife MSCI EAFE® Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LCC	0.38%	10.72%	9.38%	7.84%
Seeks to track the performance of the Russell 2000® Index.	MetLife Russell 2000® Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LCC	0.30%	14.52%	11.93%	13.20%
Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	MetLife Stock Index Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LCC	0.26%	28.36%	18.18%	16.26%
Seeks a favorable total return through investment in a diversified portfolio.	MFS ® Total Return Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.59%	14.22%	9.89%	9.68%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	MFS ® Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.57%	25.54%	12.51%	13.70%
Seeks high total return, consisting principally of capital appreciation.	Neuberger Berman Genesis Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.78%	18.41%	15.71%	14.21%
Seeks long-term growth of capital.	T. Rowe Price Large Cap Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.57%	20.22%	23.39%	19.26%
Seeks long-term capital growth.	T. Rowe Price Small Cap Growth Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.49%	11.67%	16.25%	15.90%
Seeks long-term capital appreciation with income as a secondary consideration.	VanEck Global Natural Resources Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Van Eck Associates Corporation	0.74%	18.82%	2.90%	0.41%
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.54%	2.82%	5.55%	5.21%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Western Asset Management U.S. Government Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.48%	-1.52%	2.49%	1.97%
Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund — Class 2 Franklin Advisers, Inc.	0.72%	16.75%	7.45%	7.38%
Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Shares VIP Fund — Class 2 Franklin Mutual Advisers, LLC	0.98%	19.17%	6.44%	9.00%
#	These Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. These temporary fee reductions are reflected in their annual expenses. Please see the Portfolios' prospectuses for additional information regarding these arrangements.
‡	This Portfolio is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
*	This Portfolio is managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”). See “Principal Risks of Investing in the Policy.”

The prospectus and statement of additional information (“SAI”) include additional information. The prospectus and SAI are dated the same as this summary prospectus and are incorporated by reference. The prospectus and SAI are available, without charge, upon request. For a free copy of the SAI, call us at (800) 882-1292, or send an email request to rcg@brighthousefinanical.com. You can also access the prospectus, SAI and other information about the Policy at https://dfinview.com/BHF/TAHD/BHF204.
Reports and other information about BLIC are available on the SEC’s website at https://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
The EDGAR contract identifier for the Policy is C000151829.